Annual Total Returns [BarChart] - Columbia Select Large Cap Value Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	20.21%
Annual Return 2011	(1.01%)
Annual Return 2012	17.57%
Annual Return 2013	37.69%
Annual Return 2014	10.80%
Annual Return 2015	(5.83%)
Annual Return 2016	20.38%
Annual Return 2017	20.05%
Annual Return 2018	(12.30%)
Annual Return 2019	26.57%

[1]	Year to Date return as of June 30, 2020: -15.14%